Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 287,836	$ 353,444
Less: allowance for CECL	(102,782)	(95,806)
Accounts receivable, net	$ 185,054	$ 257,638